U.S. GLOBAL INVESTORS FUNDS

China Region Fund

Investor Class Shares

SUPPLEMENT DATED JANUARY 15, 2014

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED MAY 1, 2013

Michael Ding is no longer a portfolio manager of the fund. Frank Holmes will continue to manage the fund. Joining Mr. Holmes on the portfolio team that manages the fund are John Derrrick and Xian Liang. Mr. Derrick has been a portfolio manager at U.S. Global Investors, Inc. since 1999. Mr. Liang has been an investment analyst at U.S. Global Investors, Inc. since 2004.

U.S. GLOBAL INVESTORS FUNDS

China Region Fund

Investor Class Shares

SUPPLEMENT DATED JANUARY 15, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013

All references to Michael Ding as a portfolio manager of the China Region Fund are deleted.

John Derrick and Xian Liang have been added to the portfolio team that manages the China Region Fund.

The following information is added to the table about Mr. Derrick’s ownership of securities on page 41 of the Statement of Additional Information (SAI):

OWNERSHIP OF SECURITIES

DOLLAR RANGE OF EQUITY SECURITIES
NAME OF FUND	IN THE FUND HELD AS OF 12/31/2013
China Region Fund	$1 – $10,000

The following information is added to page 43 of the SAI:

PORTFOLIO MANAGER: XIAN LIANG

OTHER MANAGED ACCOUNTS AS OF 12/31/2013

	NUMBER		NUMBER OF	TOTAL ASSETS OF
	OF		PERFORMANCE FEE	PERFORMANCE FEE
TYPE OF ACCOUNT	ACCOUNTS	TOTAL ASSETS	ACCOUNTS	ACCOUNTS
Registered investment companies	0	$0	0	$0
Pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

OWNERSHIP OF SECURITIES

DOLLAR RANGE OF EQUITY SECURITIES IN THE
NAME OF FUND	FUND HELD AS OF 12/31/2013
China Region Fund	$50,001 – $100,000